N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments September 30, 2011 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.6%)

Education (11.0%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$582,711
*MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	750,000	803,730
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	289,978
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	820,558
MT St Brd Regents Higher Ed Rev Unref (Univ of MT) 5.750% 05/15/24	225,000	227,344
*MT St Hgr Ed Student Assist Corp Student Ln Rev 6.400% 12/01/32	1,375,000	1,375,357
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	157,850
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	427,061
Univ of Puerto Rico 5.000% 06/01/17	1,000,000	1,041,980
		5,726,569
General Obligation (8.9%)
Bozeman MT 4.950% 07/01/20	170,000	174,583
Butte Silver Bow City & Cnty G.O. 3.250% 07/01/22	765,000	780,438
MT ST Drinking WTR Revolv FD 4.200% 07/15/20	150,000	150,903
Puerto Rico Commonwealth Ser A 5.000% 07/01/21	755,000	790,236
Puerto Rico Commonwealth GO 6.000% 07/01/27	600,000	634,056
Puerto Rico Commonwealth Ref-Pub Impt-Ser A 5.375% 07/01/25	750,000	800,047
Puerto Rico Commonwealth Ref-Pub Impt-Ser A 5.250% 07/01/24	750,000	806,962
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	155,430
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	159,932
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	169,600
		4,622,187
Health Care (29.5%)
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.500% 06/01/16	250,000	262,112
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.750% 06/01/19	170,000	176,604
MT Fac Fin Auth Hlth Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	269,515
MT Fac Fin Auth Hlth Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	254,832
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	132,640
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	641,460
MT Fac Fin Auth Glendive Med Pj 4.500% 07/01/23	250,000	264,207
Montana Fac Fin Auth Health Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,064,011
Montana Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,413,949
Montana Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	393,201
MT Fac Fin Auth Hlth Facs Rev Master Ln PG-Comnty Med Ctr 5.2500% 06/01/30	535,000	573,948
MT Fac Fin Auth Hlth Facs Rev Master Ln PG-Comnty Med Ctr 5.1250% 06/01/26	1,000,000	1,079,120
MT Fac Fin Auth Rev Prov Hlth & Svce 5.000% 10/01/19	175,000	194,317
*MT Fac Fin Auth Rev Prov Hlth & Svce 5.000% 10/01/22	1,500,000	1,593,210
MT Fac Fin Auth Rev Prov Hlth & Svce 4.800% 12/01/20	105,000	110,807
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	155,468
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	283,742
MT Fac Fin Auth Sisters of Charity of Levnwrth 4.500% 01/01/24	1,000,000	1,067,920
Montana Fac Fin Auth Rev Hosp-Benefis Health Sys 5.500% 01/01/25	315,000	346,097
Montana Fac Fin Auth Rev Hosp-Benefis Health Sys 5.750% 01/01/31	615,000	669,323
MT St Hlth Fac Auth Hlth Care Rev (State Hospital) 5.000% 06/01/22	600,000	600,624
MT St Hlth Fac Auth Hlth Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	301,377
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Nursing Home) 5.100% 02/01/18	350,000	351,593
*MT St Hlth Fac Auth Hlth Care Rev (Marcus Daly Memorial) 6.000% 08/01/20	1,400,000	1,406,342
MT St Hlth Fac Auth Hosp Fac Rev (Billings Clinic Deaconess) 5.250% 02/15/20	100,000	100,028
Yellowstone County MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,320,538
Yellowstone County MT Health Care Lease Rev 5.250% 09/01/34	245,000	261,667
		15,288,652
Housing (6.2%)
MT Board Hsg AMT Single Family Mtg Ser B 4.750% 12/01/27	80,000	79,517
*MT Board of Hsg., Single Family Mtg 5.750% 06/01/30	35,000	35,051
*MT St Brd Hsg Sngle Fam Ser A-2 5.500% 12/01/20	45,000	45,057
*MT Board of Hsg., Single Family Program 5.600% 12/01/23	405,000	405,510
MT Board of Hsg., Single Family Program Series 2002A 5.200% 12/01/22	90,000	90,113
MT Board Hsg., Single Family Mtg Ser B-2 4.850% 12/01/15	50,000	50,099
MT Board of Hsg., Single Family Program 5.550% 06/01/33	95,000	95,099
MT Board of Hsg., Single Family Program 5.050% 12/01/24	130,000	134,793
MT Board of Hsg., Single Family Program 5.300% 12/01/29	570,000	596,260
Montana St Brd Hsg Single Family Homeownership-A 4.700% 12/01/26	1,175,000	1,211,143
Montana St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	350,000	362,198
MT Board Hsg., Single Family Mtg Ser C2 4.850% 12/01/26	120,000	120,396
		3,225,236
Other Revenue (18.1%)
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	268,752
#Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	296,757
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	64,702
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	69,830
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	70,046
#Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	393,210
#Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	403,360
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	193,348
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	592,650
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	608,496
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,017,360
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	299,046
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	294,478
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	186,989
Missoula, MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	129,994
MT Fac Fin Auth Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	503,868
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	303,345
MT Fac Fin Auth Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	230,493
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,683
MT Hlth Facs Auth (Alternatives Inc) Prerelease Ctr. Rev 5.600% 10/01/17	750,000	750,030
MT Hlth Facs Auth (Boyd Andrew Prj) Pre Release Center 6.300% 10/01/20	795,000	795,032
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	800,000	867,760
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	750,000	786,840
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	106,215
		9,383,284
Transportation (16.3%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	834,568
Billings MT Arpt Rev 4.750% 07/01/19	350,000	364,350
Billings MT Arpt Rev 5.000% 07/01/20	235,000	243,869
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	792,846
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,019,330
Missoula, MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	203,636
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	204,758
Missoula, MT Spl Impt Dists #540 4.600% 07/01/24	100,000	98,356
Missoula, MT Spl Impt Dists #540 4.600% 07/01/25	105,000	102,172
Missoula, MT Spl Impt Dists NO 541 5.400% 07/01/29	370,000	397,632
Missoula MT Spl Impt Dists No 548 4.000% 07/01/19	190,000	195,147
Missoula MT Spl Impt Dists No 548 4.625% 07/01/23	240,000	246,809
Missoula MT Spl Impt Dists No 548 5.250% 07/01/27	240,000	250,104
Missoula MT Spl Impt Dists No 548 5.500% 07/01/31	235,000	241,839
MT St Dept Transn Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	396,452
Puerto Rico Highway Rev 4.950% 07/01/26	500,000	514,170
Puerto Rico Commonwealth Hwy & Trns Auth Hwy Rev 6.250% 07/01/21	500,000	577,700
Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev 5.500% 07/01/20	270,000	293,595
Puerto Rico Commonwealth Hwy & Trans Auth Transn Rev 5.500% 07/01/29	370,000	381,093
Puerto Rico Commonwealth Hwy & Trans Auth Rev 5.000% 07/01/26	300,000	303,144
Puerto Rico Commonwealth Hwy & Trans Auth Rev 5.500% 07/01/23	750,000	816,893
		8,478,463
Utilities (8.6%)
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,884,852
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/28	1,000,000	1,010,470
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/22	725,000	781,782
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/25	750,000	765,870
		4,442,974

TOTAL MUNICIPAL BONDS (COST: $49,185,384)		$51,167,365

SHORT-TERM SECURITIES (2.5%)	Shares
^ Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $1,296,416)	1,296,416	$1,296,416

TOTAL INVESTMENTS IN SECURITIES (COST: $50,481,800) (101.1%)		$52,463,781
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)		(556,187)

NET ASSETS (100.0%)		$51,907,594

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of September 30, 2011.
#When-issued purchase as of September 30, 2011.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments September 30, 2011 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.9%)

Education (13.3%)
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	$250,000	$267,782
Minot ND Public School Dist Bldg Auth 4.800% 05/01/23	210,000	213,097
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	178,985
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	126,327
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	100,075
ND St Brd Higher Ed Rev Hsg & Aux - Bismarck St College 5.350% 05/01/30	500,000	489,780
ND State Board of Hgr Educ (ND State Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	270,307
ND State Board of Higher Ed 5.000% 04/01/25	160,000	174,720
Puerto Rico Indl Tourist Edl Fac Inter American Univ 5.000% 10/01/22	500,000	500,005
Univ of Puerto Rico 5.000% 06/01/17	450,000	468,891
		2,789,969
General Obligation (9.6%)
Fargo, ND Pub Sch Dist No 1 Ltd Tax-Sch Bldg 4.500% 05/01/21	250,000	265,752
Fargo, ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	216,520
Grand Forks ND Ref Impt 5.000% 12/01/24	100,000	102,300
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	372,725
*City of Minot ND (Highway Bonds) G.O. 5.000% 10/01/23	555,000	567,154
Minot, ND Wtr & Swr Util Resv Rev 5.250% 10/01/22	200,000	222,110
Minot, ND Wtr & Swr Util Resv Rev 5.375% 10/01/23	250,000	280,928
		2,027,489
Health Care (19.2%)
Burleigh Cnty ND Health Care Rev Ref-Medcenter One Inc 5.250% 05/01/13	150,000	150,078
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	119,639
Fargo ND Health Sys Rev MeritCare Obligated 5.125% 06/01/27	75,000	76,670
Fargo ND Health Sys 5.500% 11/01/20	500,000	568,775
Fargo ND Health Sys 6.000% 11/01/28	500,000	553,040
Grand Forks ND Health Care Sys Rev Altru Health Sys Oblig Group 5.625% 08/15/27	700,000	700,196
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	315,021
Langdon ND Health Care Facs Rev Cavalier County MEM Hosp PJ 6.200% 01/01/25	155,000	159,875
Ward Cnty ND Hlth Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	415,819
Ward Cnty ND Hlth Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	500,000	501,105
Ward Cnty ND Hlth Care Fac Rev Trinity Obligated Group 5.125% 07/01/29	500,000	485,060
		4,045,278
Housing (18.3%)
ND St Hsg Fin Agy 4.450% 01/01/25	1,200,000	1,243,200
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	413,176
ND St Hsg Fin Agy 5.400% 07/01/23	980,000	1,017,377
ND Hsg Fin Agy Mtg Rev Hsg Fin Pg 5.650% 07/01/28	60,000	61,954
ND St Hsg Fin Agy Rev Home Mtg Prog C Aa1/NR 4.90% 07/01/15	150,000	151,877
*ND (HFA) Hsg Finance Rev 5.200% 07/01/22	615,000	634,016
ND Housing Fin Agy 5.150% 07/01/23	295,000	306,216
*ND St Hsg Fin Agy Rev Hsg Fin Prog Home Mtg A 5.550% 07/01/22	35,000	35,043
		3,862,859
Other Revenue (17.6%)
Fargo ND Bldg Auth Lease Rev 5.000% 05/01/20	50,000	50,795
Grand Forks Cnty ND Bldg Auth Lease Rev 5.000% 12/01/20	200,000	213,842
Grand Forks ND Mosquito Ctl Resv Rev 4.750% 09/01/24	100,000	105,711
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	158,301
ND Pub Fin Auth AMT - Indl Dev Prog - Ser A 5.000% 06/01/31	240,000	235,363
ND Pub Fin Auth State Revolving Fund 5.500% 10/01/27	250,000	286,828
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	218,944
ND Bldg Auth Lease Rev 5.200% 12/01/19	90,000	90,233
*ND Bldg Auth Lease Rev 5.000% 12/01/22	1,020,000	1,068,838
Puerto Rico Commonwealth Infrastructure Fing Auth Spl Tax Rev Ser A 5.500% 07/01/28	135,000	139,631
Puerto Rico Public Bldgs. Auth. Rev.GTD 5.50% 7/01/23	200,000	208,346
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	400,000	433,880
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	150,000	157,368
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	101,683
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	250,305
		3,720,068
Transportation (6.8%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	381,490
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	540,020
Puerto Rico Highway Rev 4.950% 07/01/26	500,000	514,170
		1,435,680
Utilities (12.1%)
Mclean Cnty ND Solid Waste Facs Rev Great River Energy Projects 4.875% 07/01/26	950,000	997,728
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	528,330
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/23	600,000	621,462
Puerto Rico Electric Power Auth Pwr Rev REF-SER ZZ 5.000% 07/01/26	250,000	254,145
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty ND 5.000% 10/01/23	150,000	156,012
		2,557,677

TOTAL MUNICIPAL BONDS (COST: $19,600,926)		$20,439,020

SHORT-TERM SECURITIES (1.8%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $376,342)	376,342	$376,342

TOTAL INVESTMENTS IN SECURITIES (COST: $19,977,268) (98.7%)		$20,815,362
OTHER ASSETS LESS LIABILITIES (1.3%)		279,501

NET ASSETS (100.0%)		$21,094,863

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of September 30, 2011.

VIKING SMALL-CAP VALUE FUND
Schedule of Investments September 30, 2011 (unaudited)
		Fair
	Quantity	Value
COMMON STOCK (94.8%)

Consumer Discretionary (9.0%)
*Carter's Inc	2,000	$61,080
*Children's Place Retail Stores Inc	1,300	60,489
*Dicks Sporting Goods	1,000	33,460
*Hanesbrands	2,200	55,022
The Buckle Inc	700	26,922
The Finish Line - Class A	2,500	49,975
		286,948
Consumer Staples (6.6%)
*BJ'S Wholesale	1,200	61,488
J & J Snack Foods	1,600	76,880
Lancaster Colony Corp	1,150	70,161
		208,529
Energy (6.8%)
Bristow Group	500	21,215
*Gulfport Energy Corp	2,200	53,196
*Hornbeck Offshore Services	1,400	34,874
*Oil States Intl Inc	800	40,736
*Stone Energy Corp	2,800	45,388
*Vaalco Energy Inc	4,300	20,898
		216,307
Financials (22.5%)
Argo Group Intl	2,300	65,251
Aspen Insurance Holdings	2,200	50,688
First Midwest Bancorp Inc	3,000	21,960
First Niagara Finc Gr Inc	4,700	43,005
LaSalle Hotel	2,700	51,840
MB Financial	3,400	50,048
National Penn Bancshares Inc	5,700	39,957
Pebblebrook Hotel Trust	1,900	29,735
Prosperity Bancshares	1,700	55,556
Protective Life Corp	2,300	35,949
Senior Housing Properties Trust	3,400	73,236
Tanger Factory Outlet Centers	2,100	54,621
Trustmark	3,100	56,265
Umpqua Holdings Corp	4,900	43,071
Washington Federal	3,400	43,316
		714,498
Health Care (8.3%)
*Magellan Health Services Inc	1,200	57,960
Owens & Minor	2,450	69,776
Teleflex Inc	1,400	75,278
West Pharm Services	1,600	59,360
		262,374
Industrials (19.1%)
AAR Corp	2,900	48,343
AO Smith Corp	1,325	42,440
Arkansas Best Corp	2,400	38,760
Barnes Group	3,600	69,300
Brinks Corp	2,500	58,275
Chicago Bridge & Iron	800	22,904
Crane Corp	1,000	35,690
Emcor Group	1,900	38,627
*General Cable	1,300	30,355
*Genesee & Wyoming Inc - Class A	800	37,216
*Geoeye Inc	1,285	36,430
*Old Dominion	1,550	44,904
Towers Watson & Co - Class A	1,100	65,758
Wabtec	700	37,009
		606,011
Information Technology (7.6%)
*AXT Inc	4,800	24,192
*JDA Software Group Inc	3,300	77,352
Maximus Inc	1,800	62,820
*Netgear Inc	2,900	75,081
		239,445
Materials (6.7%)
AptarGroup	1,800	80,406
*Calgon Carbon	4,800	69,936
RPM International Inc	3,300	61,710
		212,052
Utilities (8.2%)
Cleco Corp	2,800	95,592
Portland Gen Elect Corp	3,400	80,546
Westar Energy Inc	3,200	84,544
		260,682

TOTAL COMMON STOCKS (COST: $2,888,907)		$3,006,846

SHORT-TERM SECURITIES (5.3%)	Shares
^ Wells Fargo Advantage Investment Money Market 0.053% (COST: $166,966)	166,966	$166,966

TOTAL INVESTMENTS IN SECURITIES (COST: $3,055,873) (100.1%)		$3,173,812
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(3,055)

NET ASSETS (100.0%)		$3,170,757

*Non-income producing
^ Variable rate security; rate shown represents rate as of September 30, 2011.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At September 30, 2011, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota	Viking Small-Cap Value Fund
Investments at cost	$50,481,800	$19,977,268	$3,055,873
Unrealized appreciation	$2,022,746	$881,578	$444,431
Unrealized depreciation	$40,765	$43,484	$326,492
Net unrealized appreciation (depreciation)*	$1,981,981	$838,094	$117,939

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2011:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,296,416	$0	$0	$1,296,416
Municipal Bonds	0	51,167,365	0	51,167,365
Total	$1,296,416	$51,167,365	$0	$52,463,781

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$376,342	$0	$0	$376,342
Municipal Bonds	0	20,439,020	0	20,439,020
Total	$376,342	$20,439,020	$0	$20,815,362

Viking Small-Cap Value Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$166,966	$0	$0	$166,966
Common Stock	3,006,846	0	0	3,006,846
Total	$3,173,812	$0	$0	$3,173,812

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2011

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 29, 2011